UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-1899

Dreyfus Research Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	2/28
Date of reporting period:	5/31/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Research Growth Fund Inc.
May 31, 2015 (Unaudited)

Common Stocks--99.1%	Shares		Value ($
Automobiles & Components--1.8%
Delphi Automotive	194,017		16,875,599
Tesla Motors	67,924	a,b	17,035,339
			33,910,938
Capital Goods--6.8%
Danaher	255,901		22,089,374
Honeywell International	350,994		36,573,575
Precision Castparts	113,869		24,098,096
Raytheon	170,915		17,648,683
United Technologies	203,520		23,846,438
			124,256,166
Commercial & Professional Services--1.2%
Tyco International	553,630		22,344,507
Consumer Durables & Apparel--3.1%
Hanesbrands	544,621		17,351,625
NIKE, Cl. B	280,802		28,549,139
Under Armour, Cl. A	140,124	b	10,987,123
			56,887,887
Consumer Services--1.2%
McDonald's	235,132		22,556,213
Diversified Financials--3.5%
Ameriprise Financial	135,424		16,872,476
BlackRock	59,656		21,820,972
Intercontinental Exchange	104,489		24,740,905
			63,434,353
Energy--4.3%
EOG Resources	274,710		24,364,030
Kinder Morgan	425,157		17,639,764
Schlumberger	402,503		36,535,197
			78,538,991
Food & Staples Retailing--1.4%
CVS Health	244,545		25,036,517
Food, Beverage & Tobacco--7.9%
Archer-Daniels-Midland	375,353		19,837,406
Coca-Cola Enterprises	544,892		24,100,573
ConAgra Foods	579,127		22,360,093
Mondelez International, Cl. A	698,359		29,044,751
PepsiCo	525,029		50,628,546
			145,971,369
Health Care Equipment & Services--3.8%
Boston Scientific	1,055,092	b	19,276,531
McKesson	132,537		31,441,752
UnitedHealth Group	153,227		18,419,418
			69,137,701
Household & Personal Products--1.5%
Estee Lauder, Cl. A	325,046		28,418,772
Insurance--1.3%
Marsh & McLennan	407,110		23,706,015
Materials--2.1%
Dow Chemical	372,102		19,375,351
Martin Marietta Materials	126,999		18,924,121
			38,299,472

Media--5.1%
AMC Networks, Cl. A	199,928	b	15,712,341
CBS, Cl. B	384,173		23,711,158
Comcast, Cl. A	621,350		36,324,121
Interpublic Group of Companies	847,838		17,312,852
			93,060,472
Pharmaceuticals, Biotech & Life Sciences--12.0%
Actavis	112,107	b	34,395,549
Alexion Pharmaceuticals	123,565	b	20,244,890
Biogen	79,578	b	31,591,670
Bristol-Myers Squibb	373,060		24,099,676
Celgene	208,758	b	23,890,266
Illumina	98,722	b	20,344,630
Mallinckrodt	145,740	b	18,864,586
Regeneron Pharmaceuticals	48,551	b	24,885,301
Vertex Pharmaceuticals	176,819	b	22,684,109
			221,000,677
Retailing--8.6%
Amazon.com	115,947	b	49,767,931
Dollar Tree	266,210	b	19,963,088
Home Depot	326,193		36,344,424
Priceline Group	26,075	b	30,560,943
Ulta Salon, Cosmetics & Fragrance	137,114	b	20,926,339
			157,562,725
Semiconductors & Semiconductor Equipment--1.2%
Avago Technologies	146,296		21,662,049
Software & Services--21.4%
Accenture, Cl. A	185,445		17,810,138
Adobe Systems	249,245	b	19,712,787
Akamai Technologies	290,733	b	22,174,206
Cognizant Technology Solutions,
Cl. A	340,359	b	22,028,034
Facebook, Cl. A	626,001	b	49,573,019
Fortinet	496,916	b	19,906,455
Google, Cl. A	60,768	b	33,138,006
Google, Cl. C	71,174	b	37,872,397
Intuit	212,197		22,100,318
LinkedIn, Cl. A	78,832	b	15,366,722
Oracle	988,129		42,973,730
salesforce.com	422,396	b	30,729,309
Splunk	157,623	b	10,658,467
Visa, Cl. A	727,775		49,983,587
			394,027,175
Technology Hardware & Equipment--7.6%
Apple	886,596		115,505,727
Cisco Systems	853,767		25,023,911
			140,529,638
Telecommunication Services--2.2%
Verizon Communications	814,683		40,277,927
Transportation--1.1%
FedEx	112,346		19,460,574
Total Common Stocks
(cost $1,358,495,738)			1,820,080,138

Other Investment--1.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund

(cost $31,564,796)	31,564,796	c	31,564,796
Investment of Cash Collateral for
Securities Loaned--.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,243,769)	1,243,769	c	1,243,769
Total Investments (cost $1,391,304,303)	100.9%		1,852,888,703
Liabilities, Less Cash and Receivables	(.9%)		(16,199,069)
Net Assets	100.0%		1,836,689,634

a	Security, or portion thereof, on loan. At May 31, 2015, the value of the fund's securities on loan was $1,216,129 and the value of the collateral held by the fund was $1,243,769.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At May 31, 2015, net unrealized appreciation on investments was $461,584,400 of which $469,065,145 related to appreciated investment securities and $7,480,745 related to depreciated investment securities. At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	21.4
Pharmaceuticals, Biotech & Life Sciences	12.0
Retailing	8.6
Food, Beverage & Tobacco	7.9
Technology Hardware & Equipment	7.6
Capital Goods	6.8
Media	5.1
Energy	4.3
Health Care Equipment & Services	3.8
Diversified Financials	3.5
Consumer Durables & Apparel	3.1
Telecommunication Services	2.2
Materials	2.1
Automobiles & Components	1.8
Money Market Investments	1.8
Household & Personal Products	1.5
Food & Staples Retailing	1.4
Insurance	1.3
Commercial & Professional Services	1.2
Consumer Services	1.2
Semiconductors & Semiconductor Equipment	1.2
Transportation	1.1
100.9

† Based on net assets.

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,798,418,089	-	-	1,798,418,089
Equity Securities - Foreign Common Stocks+	21,662,049	-	-	21,662,049
Mutual Funds	32,808,565	-	-	32,808,565

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Research Growth Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 20, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 20, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)